Debt (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
7. Debt
Long-term debt consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Principal amount of long-term debt	$—	$12,733
Less: Current portion of long-term debt	—	(5,805)
Long-term debt, net of current portion	—	6,928
Debt discount, net of accretion	—	(217)
Accrued end-of-term payment	—	646
Long-term debt, net of discount and current portion	$—	$7,357
The Company entered into a loan and security agreement with Hercules Capital, Inc. (the “Lender”) in December 2019 (the “Term Loan”), pursuant to which it had $12.7 million in outstanding principal borrowings as of December 31, 2021. On February 25, 2022, the Company repaid to the Lender a payoff amount of $12.8 million and terminated the Term Loan, provided that the Company continues to be bound by certain indemnification obligations under Section 6.3 of the Term Loan. The payoff amount resulted in an extinguishment loss of $0.2 million and included payment of approximately $0.9 million consisting of end of term costs of 5.25% of the $15.0 million amount drawn under the Term Loan and $0.1 million as outlined below, as well as an interest/non-use fee of less than $0.1 million.
In April 2020, the Term Loan was amended to permit indebtedness consisting of a loan under the Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) provided that such loan shall be unsecured, shall not contain any terms or conditions that are adverse to the Lender’s rights under the loan and that the Company will not prepay such loan. In June 2020, the Term Loan was amended and an additional end of term cost of $0.3 million became due upon repayment of the loan. Also in April 2020, prior to entering into the Proteostasis Merger Agreement with PTI in August 2020, the Company issued a Promissory Note to Silicon Valley Bank, pursuant to which it received loan proceeds of $1.1 million (the “Loan”) provided under the PPP established under the CARES Act and guaranteed by the U.S. Small Business Administration. On April 3, 2021, the Company was notified by Silicon Valley Bank that the Loan forgiveness application was accepted by the Small Business Association as of March 30, 2021. Accordingly, the Company has recognized $1.1 million in income for debt extinguishment.
On December 22, 2020, the Company entered into an Unconditional Secured Guaranty and Pledge Agreement (the “Guaranty”) with the Lender as a condition to the Lender’s consent to the Proteostasis Merger under the Term Loan between Yumanity, Inc. as borrower and the Lender. Immediately prior to the Proteostasis Merger, Yumanity, Inc.
entered into a Fourth Amendment and Consent to Loan and Security Agreement dated as of December 22, 2020 with the Lender (the “Loan Amendment”). The Guaranty provides for the Company’s guaranty of Yumanity Inc.’s obligations under the Loan Agreement and provides the Lender a security interest in all of Company’s assets other than intellectual property as collateral. The Loan Amendment provides for the Lender’s consent to the Proteostasis Merger and to the creation and funding of a Silicon Valley Bank Paycheck Protection Program escrow account to hold funds in connection with Yumanity’s outstanding Paycheck Protection Program loan amounts for which Yumanity has submitted a forgiveness application. The Loan Amendment also amends the definition of “Change in Control” to include the situations in which the Company no longer controls Yumanity, Inc. The remaining terms and conditions of the Loan Agreement generally continue in the form existing prior to the Loan Amendment.
On March 29, 2021, the Term Loan was amended again to allow for the creation of a new foreign subsidiary, as well as changing certain covenants related to the financial operations of said subsidiary. The subsidiary was formed on April 23, 2021.
On April 13, 2021, the Term Loan was amended to reduce the end of term cost of $0.3 million to $0.1 million upon repayment of the loan.

8. Debt
Long-term debt consisted of the following (in thousands):
	December 31,
	2021	2020
Principal amount of long-term debt	$12,733	$16,123
Less: Current portion of long-term debt	(5,805)	(2,891)
Long-term debt, net of current portion	6,928	13,232
Debt discount, net of accretion	(217)	(348)
Accrued end-of-term payment	646	353
Long-term debt, net of discount and current portion	$7,357	$13,237
We have outstanding principal borrowings of $12.7 million under a loan and security agreement entered into in December 2019 (the “Term Loan”) with Hercules Capital, Inc. (the “Lender”). Another $5.0 million became available upon the occurrence of a developmental milestone and an equity event defined in the agreement, but we elected not to draw it. An additional $10.0 million may become available to be drawn upon lender approval. Borrowings under the Term Loan were repayable in monthly interest-only payments until August 1, 2021. The interest-only period is followed by monthly payments of equal principal plus interest until the loan maturity date of January 1, 2024. Outstanding borrowings bear interest at the greater of (i) 8.75% and (ii) the prime rate as reported in the Wall Street Journal plus 4.00%. A final payment fee of 5.25% of the amounts drawn under the Term Loan is due upon the earlier of the maturity date or the repayment date if paid early, whether voluntary or upon acceleration due to default. We may repay the Term Loan at any time by paying the outstanding principal balance in full, along with any unpaid accrued interest, the final payment fees of 5.25% of the amounts drawn and a prepayment fee calculated on amounts being prepaid. The prepayment fee is 3.0% if the Term Loan is repaid within the one-year anniversary of the draw date, 2.0% if paid between the first and second-year anniversary of the draw date and 1.0% if paid after the second anniversary of the draw date but before the maturity date.
In April 2020, the Term Loan was amended to permit indebtedness consisting of a loan under the Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) provided that such loan shall be unsecured, shall not contain any terms or conditions that are adverse to the Lender’s rights under the loan and that the Company will not prepay such loan. In June 2020, the Term Loan was amended and an additional final payment fee of $0.3 million became due upon repayment of the loan.
On December 22, 2020, the Company entered into an Unconditional Secured Guaranty and Pledge Agreement (the “Guaranty”) with the Lender as a condition to the Lender’s consent to the Merger under the Term Loan between Yumanity, Inc. as borrower and the Lender. Immediately prior to the Merger, Yumanity, Inc. entered into a Fourth
Amendment and Consent to Loan and Security Agreement dated as of December 22, 2020 with the Lender (the “Loan Amendment”). The Guaranty provided for the Company’s guaranty of Yumanity Inc.’s obligations under the Loan Agreement and provided the Lender a security interest in all of Company’s assets other than intellectual property as collateral. The Loan Amendment provided for the Lender’s consent to the Merger and to the creation and funding of a Silicon Valley Bank Paycheck Protection Program escrow account to hold funds in connection with Yumanity’s outstanding Paycheck Protection Program loan amounts for which Yumanity submitted a forgiveness application. The Loan Amendment also amended the definition of “Change in Control” to include the situations in which the Company no longer controls Yumanity, Inc. The remaining terms and conditions of the Loan Agreement generally continued in the form existing prior to the Loan Amendment.
As of December 31, 2021 and 2020, the interest rate applicable to borrowings under the Term Loan was 8.75%. During the year ended December 31, 2021, the weighted average effective interest rate on outstanding borrowings under the Term Loan was approximately 12.52%. On March 29, 2021, the Term Loan was amended again to allow for the creation of a new foreign subsidiary, as well as changing certain covenants related to the financial operations of said subsidiary. The subsidiary was formed on April 23, 2021.
On April 13, 2021, the Term Loan was amended to reduce the additional final payment fee of $0.3 million to $0.1 million upon repayment of the loan.
Borrowings under the Term Loan are collateralized by substantially all of the Company’s personal property, other than its intellectual property. There were no financial covenants associated with the Term Loan; however, the Company is subject to certain affirmative and negative covenants restricting the Company’s activities, including limitations on dispositions, mergers or acquisitions; encumbering its intellectual property; incurring indebtedness or liens; paying dividends; making certain investments; and engaging in certain other business transactions. The obligations under the Term Loan are subject to acceleration upon the occurrence of specified events of default, including a material adverse change in the Company’s business, operations or financial or other condition. As of December 31, 2021, the Company has assessed that the risk of subjective acceleration under the material adverse events clause is not probable and therefore have classified the outstanding principal on the consolidated balance sheet based on the contractually scheduled principal payments. Upon the occurrence of an event of default and until such event of default is no longer continuing, the annual interest rate will be 5.0% above the otherwise applicable rate.
In April 2020, prior to entering into the Merger Agreement with PTI in August 2020, the Company issued a Promissory Note to Silicon Valley Bank, pursuant to which it received loan proceeds of $1.1 million (the “Loan”) provided under the PPP established under the CARES Act and guaranteed by the U.S. Small Business Administration. On April 3, 2021, the Company was notified by Silicon Valley Bank that the Loan forgiveness application was accepted by the Small Business Association as of March 30, 2021. Accordingly, the Company has recognized $1.1 million in income for debt extinguishment in the consolidated statement of operations as of December 31, 2021.
As of December 31, 2021, future principal payments due are as follows (in thousands):
Year Ending December 31,
2022	$5,805
2023	6,341
2024	586
2025	—
2026	—
$12,732
On February 25, 2022, Term Loan terminated upon the payment by the Company to Hercules of a voluntary payoff amount of $12.8 million, provided that the Company continues to be bound by certain indemnification obligations under Section 6.3 of the Term Loan. The payoff amount included payment of approximately $0.9 million consisting of the final and additional final payment fees outlined above, as well as an interest/non-use fee of less than $0.1 million.